CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Member Units [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2015	$ 20,687	$ 667	$ 2,207,708	$ (1,335,104)	$ 893,958
Balance (in Shares) at Dec. 31, 2015	8,000	666,950
Reverse merger and recapitalization	$ (20,687)	$ 14,763	235,608		229,684
Reverse merger and recapitalization (in Shares)	(8,000)	14,763,306
Balance after reverse merger and recapitalization	$ 0	$ 15,430	2,443,316	(1,335,104)	1,123,642
Balance after reverse merger and recapitalization (in Shares)	0	15,430,256
Common stock issued for exercise of options		$ 15	135		$ 150
Common stock issued for exercise of options (in Shares)		15,000			15,000
Stock issued for consulting services		$ 157	286,418		$ 286,575
Stock issued for consulting services (in Shares)		156,560
Common stock issued to acquire property and equipment					0
Common stock issued for related party payable		$ 1,200	598,800		600,000
Common stock issued for related party payable (in Shares)		1,200,000
Common stock issued for cash		$ 130	64,870		65,000
Common stock issued for cash (in Shares)		130,000
Net (Loss) Income				(1,785,114)	(1,785,114)
Balance at Dec. 31, 2016	$ 0	$ 16,932	3,393,539	(3,120,218)	$ 290,253
Balance (in Shares) at Dec. 31, 2016	0	16,931,816
Common stock issued for exercise of options (in Shares)					0
Stock issued for consulting services		$ 341	565,228		$ 565,569
Stock issued for consulting services (in Shares)		340,900
Common stock issued for interest expense		$ 216	366,184		$ 366,400
Common stock issued for interest expense (in Shares)		216,000			50,000
Employee stock plan compensation		$ 10	75,405		$ 75,415
Employee stock plan compensation (in Shares)		10,000
Common stock issued to acquire property and equipment		$ 41	50,682		50,723
Common stock issued to acquire property and equipment (in Shares)		41,266
Net (Loss) Income				(1,833,728)	(1,833,728)
Balance at Dec. 31, 2017	$ 0	$ 17,540	$ 4,451,038	$ (4,953,946)	(485,368)
Balance (in Shares) at Dec. 31, 2017	0	17,539,982
Common stock issued to acquire property and equipment					$ 17,649
Common stock issued to acquire property and equipment (in Shares)					36,018
Net (Loss) Income					$ (432,790)
Balance at Mar. 31, 2018					$ (631,636)